BAD DEBT EXPENSE	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
BAD DEBT EXPENSE [Text Block]
5.	BAD DEBT EXPENSE

During the year ended July 31, 2016, the Company advanced to Skanderbeg Capital Partners Inc. a total of $7,126, which had been recorded in prepaid expenses to be applied to future rent expense. As the Company moved its premises during the year ended July 31, 2016, management has assessed the recoverability of the amount and recorded an allowance for doubtful accounts of $7,126 for the year ended July 31, 2016.

6.	BAD DEBT EXPENSE

During the year ended July 31, 2016, the Company advanced to Skanderbeg Capital Partners Inc. a total of $7,126, which had been recorded in prepaid expenses to be applied to future rent expense (Note 7). As the Company moved its premises during the year ended July 31, 2016, management has assessed the recoverability of the amount and recorded an allowance for doubtful accounts of $7,126 for the year ended July 31, 2016.

During the year ended July 31, 2015, the Company advanced $6,748 (US$6,106) to Juliet Press Inc. (“Juliet”) as a loan, due on demand without interest. In fiscal 2014, the Company had entered into a share exchange agreement with Juliet to acquire 100% of the issued and outstanding common stock of Juliet in exchange for 175,000 common shares of the Company. On September 25, 2014, the Company, Juliet and Juliet stockholders mutually agreed in writing to terminate the Share Exchange Agreement. Management has assessed the collectability of the loan and recorded an allowance for doubtful accounts of $6,748 for the year ended July 31, 2015.